Deferred income tax - Deferred tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements of deferred tax assets
Deferred tax assets, Opening balance	¥ 792,802	¥ 779,395
Recognized in the profit or loss	(475,441)	13,407
Deferred tax assets, Closing balance	317,361	792,802
Tax losses
Movements of deferred tax assets
Deferred tax assets, Opening balance	582,625	542,241
Recognized in the profit or loss	(422,992)	40,384
Deferred tax assets, Closing balance	159,633	582,625
Accelerated amortization of intangible assets
Movements of deferred tax assets
Deferred tax assets, Opening balance	157,912	185,248
Recognized in the profit or loss	(31,479)	(27,336)
Deferred tax assets, Closing balance	126,433	157,912
Others
Movements of deferred tax assets
Deferred tax assets, Opening balance	52,265	51,906
Recognized in the profit or loss	(20,970)	359
Deferred tax assets, Closing balance	¥ 31,295	¥ 52,265